Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of accrued Liabilities

	March 31, 2024	December 31, 2023
Accrued compensation and benefits	$251	$387
Accrued bonus and commissions	279	108
Income tax payables	78	74
Accrued insurance premium and interest	225	-
Accrued transaction costs	13	13
Accrued sales and other indirect taxes payable	8	12
Accrued other	821	858
Accrued liabilities	$1,675	$1,452

	Successor	Predecessor
	December 31, 2023	December 31, 2022
Accrued compensation and benefits	$387	$586
Accrued bonus and commissions	108	422
Income tax payables	74	-
Accrued rent	-	559
Accrued transaction costs	13	-
Accrued sales and other indirect taxes payable	12	86
Accrued other	858	83
Accrued liabilities	$1,452	$1,736